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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through November 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                    SMALL CAP
                                      VALUE
                                      FUND


                                     Annual
                                     Report

                                    11/30/04


                                     [Logo]
                                     PIONEER
                                   Investments

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    1

Portfolio Summary                                                        2

Performance Update                                                       3

Comparing Ongoing Fund Expenses                                          8

Portfolio Management Discussion                                         10

Schedule of Investments                                                 13

Financial Statements                                                    23

Notes to Financial Statements                                           32

Report of Independent Registered Public Accounting Firm                 40

Trustees, Officers and Service Providers                                41

Retirement Plans From Pioneer                                           48

Programs and Services for Pioneer Shareowners                           50

The Pioneer Family of Mutual Funds                                      52

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
High energy prices, sub-par job creation figures and rising interest rates held back the nation's equity markets for much of the fall. With oil prices hovering around $50 per barrel, consumers faced with high-priced gasoline and hefty heating bills responded by restraining spending. But consumer outlays, which represent the bulk of U.S. economic activity, rebounded in October, and markets rallied once the presidential election was settled. U.S. economic growth in the third quarter was respectable, but below results seen early in the year, as high energy costs acted as an added tax on businesses and households.
Meanwhile, the war in Iraq and the specter of terrorism remained on investors' minds. In addition, the weak dollar and the large federal budget deficit were the focus of concern. Overseas, markets have been relatively stable after stumbling early in 2004.

Despite four interest rate hikes by the Federal Reserve Board, returns on corporate bonds, including high-yield sectors, were strong. Longer-term Treasury securities also delivered solid returns. A moderating recovery and an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Lower inflation would also mean better real returns for bond holders. On the other hand, continued strong economic growth could trigger further hikes.

Pioneer believes that the economy will expand slowly in 2005. After years of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they do not seem to be a barrier for companies needing to borrow. Equity valuations now appear somewhat better aligned with earnings prospects than they were a year ago, when prices ran ahead of profit expectations. Therefore, even moderate expansion in corporate profits may drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term portfolio strategy means choosing an appropriate mix of investments, then making adjustments as your goals change. The Pioneer Ibbotson Asset Allocation Series offers three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically as rates of return on stocks, bonds and other investments vary. Ibbotson's goal is to manage risk while keeping your holdings in line with the Funds stated goals.

Please consider a funds investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/S/ Osbert M. Hood
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Funds historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stock                                                79.1%
Temporary Cash Investments                                       15.7%
Depositary Receipts/International Stocks                          4.4%
Exchange Traded Fund                                              0.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                                                       26.5%
Industrials                                                      19.0%
Consumer Discretionary                                           10.2%
Health Care                                                       8.7%
Information Technology                                            8.3%
Materials                                                         8.3%
Energy                                                            7.9%
Utilities                                                         5.3%
Consumer Staples                                                  4.0%
Telecommunication Services                                        0.9%
Exchange Traded Fund                                              0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.    Insight Enterprises, Inc.        2.29%    6.    Texas Capital Bancshares, Inc.   1.64%
2.    Southwestern Energy Co.          2.28     7.    Chemed Corp.                     1.43
3.    PacifiCare Health Systems, Inc.  1.85     8.    Apollo Investment Corp.          1.41
4.    Pediatrix Medical Group, Inc.    1.79     9.    Massey Energy Co.                1.41
5.    Wabtec Corp.                     1.74    10.    Genesee & Wyoming, Inc.          1.41

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                   CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04     11/30/03
                           $31.21      $27.10

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $0.0431         $2.5951

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2004)

                  Net Asset    Public Offering
Period              Value        Price (POP)
Life-of-Class
(2/28/97)          12.84%           11.97%
5 Years            15.56            14.21
1 Year             25.01            17.83

[The following data was represented as a mountain chart in the printed material]

                      Russell 2000     Pioneer
Class A               Value            Small Cap
Date                  Index            Value Fund
2/97                  10000             9425
                      12436            11206
11/98                 11665             9282
                      11499            11661
11/00                 13142            13674
                      15637            15851
11/02                 15355            15192
                      20715            19227
11/04                 25626            24034

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS B SHARES
--------------------------------------------------------------------------------

Share Price and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share              11/30/04   11/30/03
                        $29.27     $25.75

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $0.0431         $2.5951

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

Average Annual Total Returns
(As of November 30, 2004)
                       If          If
Period                Held      Redeemed
 Life-of-Class
 (2/28/97)           12.02%      12.02%
 5 Years             14.69       14.58
 1 Year              24.03       20.03

[The following data was represented as a mountain chart in the printed material]

                      Russell 2000     Pioneer
Class B               Value            Small Cap
Date                  Index            Value Fund
2/97                  10000            10000
                      12436            11847
11/98                 11665             9740
                      11499            12145
11/00                 13142            14132
                      15637            16264
11/02                 15355            15473
                      20715            19434
11/04                 25626            24103

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over five years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share          11/30/04   11/30/03
                    $30.49     $26.73

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $0.0431         $2.5951

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund, at public offering price, compared to that of the Russell 2000 Value Index.

      Average Annual Total Returns
       (As of November 30, 2004)
                       If          If
Period                Held      Redeemed
 Life-of-Class
 (9/28/01)           17.43%      17.43%
 1 Year              24.04       24.04


[The following data was represented as a mountain chart in the printed material]

                      Russell 2000     Pioneer
Class C               Value            Small Cap
Date                  Index            Value Fund
9/01                  10000            10000
11/01                 10999            11209
11/02                 10801            10683
11/03                 14571            13424
11/04                 18025            16651

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   11/30/03
                 $31.21     $27.11


Distributions per Share   Income      Short-Term      Long-Term
(12/1/03 - 11/30/04)      Dividends   Capital Gains   Capital Gains
                          $  -        $0.0431         $2.5951

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

      Average Annual Total Returns
        (As of November 30, 2004)
                       If           If
Period                Held       Redeemed
 Life-of-Class
 (2/28/97)        12.40%          12.40%
 5 Years          15.18            15.18
 1 Year           24.96            24.96

[The following data was represented as a mountain chart in the printed material]

                      Russell 2000     Pioneer
Class R               Value            Small Cap
Date                  Index            Value Fund
2/97                  10000            10000
                      12436            11849
11/98                 11665             9765
                      11499            12206
11/00                 13142            14241
                      15637            16428
11/02                 15355            15666
                      20715            19801
11/04                 25626            24743

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                            CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        11/30/04   8/11/04
                 $31.27     $28.72


Distributions per Share   Income      Short-Term      Long-Term
(8/11/04 - 11/30/04)      Dividends   Capital Gains   Capital Gains
                          $  -        $0.0431         $2.5951

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Value Index.

      Average Annual Total Returns
        (As of November 30, 2004)
                       If           If
Period                Held       Redeemed
 Life-of-Class
 (8/11/04)        12.86%          12.86%
 5 Years          15.60            15.60
 1 Year           25.23            25.23

[The following data was represented as a mountain chart in the printed material]

                      Russell 2000     Pioneer
Class Y               Value            Small Cap
Date                  Index            Value Fund
8/04                  10000            10000
11/04                 11494            11442

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Funds A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 2/28/97 to 8/10/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Funds latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from June 1, 2004 through November 30, 2004.

Share Class                 A           B             C             R             Y
----------------------------------------------------------------------------------------
 Beginning Account    $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value On 6/1/04
 Ending Account       $1,140.71     $1,136.53     $1,137.04     $1,140.25     $1,252.30
 Value On 11/30/04
 Expenses Paid        $    7.91     $   12.04     $   11.30     $    8.34     $    3.20
 During Period*

* Expenses are equal to the Funds annualized expense ratio of 1.48%, 2.25%, 2.12%, 1.56% and 0.93%, for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) (112/366 for Class Y shares).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2004 through November 30, 2004.

Share Class                A            B            C            R            Y
-----------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 6/1/04
 Ending Account      $1,017.50    $1,013.55    $1,013.75    $1,017.35     1,012.45
 Value On 11/30/04
 Expenses Paid       $    7.46    $   11.35    $   10.65    $    7.86    $    2.86
 During Period*

* Expenses are equal to the Funds annualized expense ratio of 1.48%, 2.25%, 2.12%, 1.56% and 0.93%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) (112/366 for Class Y shares).

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04
--------------------------------------------------------------------------------

Successful stock selection among energy, transportation and health care companies helped Pioneer Small Cap Value Fund outperform the average fund in its peer group and its benchmark index over the past 12 months. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the economic background and detail some of the steps they took to bolster Fund performance.

Q.  How did the Fund perform over this period?

A. For the twelve-month period ended November 30, 2004, Pioneer Small Cap Value Funds Class A shares returned 25.01% at net asset value. The result exceeded the 23.71% return of the Russell 2000 Value Index, the Funds benchmark, and was well ahead of the 17.78% average return of the 551 funds in the Lipper Small-Cap Core category for the same period. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment background for small-cap value stocks over this period?

A. Value issues - those stocks that are selling at a significant discount to our estimation of their intrinsic value - were leaders within this small-cap universe for the full 12-month period despite periods of outperformance by growth stocks. Strong job creation in the spring raised fears of rising interest rates, driving down financial and other traditional value sectors seen as vulnerable to rising rates. Value issues rebounded sharply over the summer as investors positioned their portfolios more defensively during the runup to the presidential election. With the election decided, growth sectors and a smattering of lower quality issues moved higher in November. But the gains recorded between June and August were enough to position value stocks significantly ahead for the period.

Q.  Which areas of the portfolio had the greatest impact on results?

A. As energy prices rose, we maintained a heavily overweighted position among energy issues compared to the Funds benchmark. That, plus sharp gains by a number of our selections, made the energy sector the biggest contributor to the Funds strong returns.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Southwestern Energy, an Arkansas-based exploration and production company, capitalized on high prices by expanding production at existing operating fields and advancing development of more recently discovered reserves. Massey Energy, an Appalachian coal company, saw prices for the metallurgical coal used in steel manufacturing increase sharply for the first time in decades, driven by unprecedented demand from China and elsewhere. Illustrating how our patient, value-focused style is designed to work, we were rewarded this year for our purchase of Swift Energy when its price declined some time ago. Swift has stabilized its troubled New Zealand operations and increased oil and gas production from its key Lake Washington reserves. We took some profits in Swift, as continued good news pushed its price higher.

    Increasing global oil consumption aided results at Stelmar Shipping, which saw strong demand for its fleet of modern, double-hulled tankers. Stelmar has also been approached by potential acquirers. Genesee and Wyoming, which acquires short-line trackage from larger railroads, chiefly in the U.S. and Australia, benefited from expanded shipping volumes of coal and grains. Forward Air, a broker of shipping services for corporations, increased its market share as economic expansion heightened demand for cost-efficient transportation management.

    Our large exposure to health care services was another positive. Pacificare benefited from federal incentives aimed at steering Medicare patients to managed care plans. Pacificare, the market leader, is also recovering from operational problems, another reason its stock has moved higher. The migration of patients to managed care programs also aided Amerigroup, a large provider of health care programs for beneficiaries of Medicare and other public assistance programs. Shares of Chemed rose when it acquired full ownership of Vitas, a hospice company. Vitas is expected to gain from regulations favoring home care for terminally ill Medicare patients, instead of costly hospital stays. Our underweight position in real estate investment trusts and other interest rate-sensitive financial sectors, also helped returns.

Q.  What areas held back performance?

A. Technology stocks suffered from spotty business conditions. Orders shrank for Remec's telecommunication equipment, but we have retained our commitment because the potential sale of Remec's defense business may enhance the value of the telecom

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04                           (continued)
--------------------------------------------------------------------------------

    division. Advanced Energy and Applied Films, manufacturers of semiconductor capital equipment, were hurt by uncertain demand for new manufacturers' facilities. Insight Enterprises, a direct distributor of information technology products and services, was an exception. Improving fundamentals and a modest upturn in personal and corporate IT spending boosted Insight's stock.

    Graftech International slumped following disappointing third-quarter earnings. Graftech may not have been aggressive enough in negotiating 2005 contracts for its graphite electrodes, used in steel making. We added to holdings when shares fell, because we think investor reaction has been overblown.

    Rewards Network, which markets restaurant and other discount programs to consumers, continued to disappoint as skepticism grew over its hotel initiatives and its ability to sign up more restaurants.

Q.  What is your outlook for the economy and the markets?

A. Overall, we think the economic outlook is favorable, with slow, steady growth and rising interest rates a likely scenario. But the stock market may already have taken that outlook into account; the markets enjoyed a strong run over the summer and moved higher once again in November. The rise in small-cap value stocks has been exceptional, implying that the best gains may have been seen and returns could be more modest over the next several months. This increases the challenge for investors like us to find good long-term values in the marketplace. But because prices have risen substantially, stocks may be unusually prone to drop abruptly on bad news. Dips such as those give us the opportunity to look at companies after their valuations have declined, in the hope of discovering attractive values that the market has chosen to ignore.

    Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Funds historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04
--------------------------------------------------------------------------------

 Shares                                                           Value
              COMMON STOCKS - 90.5%
              Energy - 7.2%
              Oil & Gas Drilling - 2.4%
  31,000      Atwood Oceanics, Inc.*                       $  1,625,330
 554,600      Key Energy Services, Inc.*                      6,943,592
 300,700      Todco*                                          5,265,257
                                                           ------------
                                                           $ 13,834,179
                                                           ------------
              Oil & Gas Equipment & Services - 2.2%
 295,000      Gulfmark Offshore, Inc.*                     $  6,138,950
 212,500      Maverick Tube Corp.*                            6,736,250
                                                           ------------
                                                           $ 12,875,200
                                                           ------------
              Oil & Gas Exploration & Production - 2.6%
 122,300      Penn Virginia Corp.                          $  5,315,158
 112,100      Swift Energy Co.*                               3,401,114
 161,300      Unit Corp.*                                     6,390,706
                                                           ------------
                                                           $ 15,106,978
                                                           ------------
              Total Energy                                 $ 41,816,357
                                                           ------------
              Materials - 7.7%
              Diversified Metals & Mining - 1.4%
 212,700      Massey Energy Co. (b)                        $  7,470,024
                                                           ------------
              Gold - 1.2%
 152,700      Glamis Gold, Ltd.* (b)                       $  3,107,445
 503,900      IAMGOLD Corp. (b)                               3,864,913
                                                           ------------
                                                           $  6,972,358
                                                           ------------
              Metal & Glass Containers - 0.7%
 106,450      Jarden Corp.*                                $  4,084,487
                                                           ------------
              Paper Products - 1.7%
 336,100      Domtar, Inc. (b)                             $  4,066,810
 236,017      Flowserve Corp.*                                5,952,349
                                                           ------------
                                                           $ 10,019,159
                                                           ------------
              Precious Metals & Minerals - 0.3%
 583,500      Cambior, Inc.*                               $  1,779,675
                                                           ------------
              Specialty Chemicals - 0.4%
  80,600      Great Lakes Chemical Corp.                   $  2,361,580
                                                           ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                         Value
              Steel - 2.0%
  74,500      Carpenter Technology                       $  4,354,525
 723,600      Graftech International, Ltd.*                 6,903,144
                                                         ------------
                                                         $ 11,257,669
                                                         ------------
              Total Materials                            $ 43,944,952
                                                         ------------
              Capital Goods - 8.3%
              Aerospace & Defense - 0.2%
 100,900      Intrado, Inc.*                             $  1,364,168
                                                         ------------
              Construction, Farm Machinery & Heavy Trucks - 1.6%
 448,100      Wabtec Corp.+                              $  9,217,417
                                                         ------------
              Construction & Engineering - 1.1%
 104,900      Granite Construction, Inc.                 $  2,784,046
 162,300      Insituform Technologies, Inc.*                3,788,082
                                                         ------------
                                                         $  6,572,128
                                                         ------------
              Electrical Component & Equipment - 0.8%
 487,500      Power-One, Inc.*                           $  4,480,125
                                                         ------------
              Industrial Conglomerates - 1.4%
 430,600      Cornell Companies, Inc.*                   $  6,308,290
 161,900      NN, Inc.                                      2,062,606
                                                         ------------
                                                         $  8,370,896
                                                         ------------
              Industrial Machinery - 2.0%
 122,100      Joy Global, Inc.                           $  4,968,249
  65,000      Kaydon Corp.                                  2,111,200
  39,100      Nacco Industries, Inc.                        4,281,059
                                                         ------------
                                                         $ 11,360,508
                                                         ------------
              Trading Companies & Distributors - 1.2%
 163,400      Applied Industrial Technologies, Inc.      $  6,805,610
                                                         ------------
              Total Capital Goods                        $ 48,170,852
                                                         ------------
              Commercial Services & Supplies - 5.6%
              Data Processing Services - 0.4%
 207,900      Gartner Group, Inc.* (b)                   $  2,474,010
                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

 Shares                                                            Value
              Diversified Commercial Services - 4.2%
 121,900      Chemed Corp.                                  $  7,562,676
 381,500      Central Parking Corp.                            5,791,170
 297,300      Profit Recovery Group International*             1,605,420
 565,700      Rent-Way, Inc.* (b)                              4,797,136
 167,900      Watson Wyatt & Company Holdings                  4,476,214
                                                            ------------
                                                            $ 24,232,616
                                                            ------------
              Employment Services - 1.0%
 117,300      Korn/Ferry International*                     $  2,185,299
 755,400      On Assignment, Inc.*                             3,943,188
                                                            ------------
                                                            $  6,128,487
                                                            ------------
              Total Commercial Services & Supplies          $ 32,835,113
                                                            ------------
              Transportation - 3.4%
              Marine - 0.9%
  53,000      Arlington Tankers, Ltd.*                      $  1,217,410
  94,000      Stelmar Shipping, Ltd.+                          4,150,100
                                                            ------------
                                                            $  5,367,510
                                                            ------------
              Railroads - 1.3%
 271,000      Genesee & Wyoming, Inc.*                      $  7,466,050
                                                            ------------
              Trucking - 1.2%
 347,500      Central Freight Lines, Inc.*                  $  2,210,100
  82,500      Dollar Thrifty Automotive Group*                 2,218,425
  58,145      Forward Air Corp.*                               2,695,021
                                                            ------------
                                                            $  7,123,546
                                                            ------------
              Total Transportation                          $ 19,957,106
                                                            ------------
              Automobiles & Components - 0.6%
              Auto Parts & Equipment - 0.6%
 215,100      Federal Signal Corp.                          $  3,699,720
                                                            ------------
              Total Automobiles & Components                $  3,699,720
                                                            ------------
              Consumer Durables & Apparel - 1.2%
              Apparel, Accessories & Luxury Goods - 1.2%
 393,400      Charming Shoppes, Inc.*                       $  3,678,290
  88,800      Kellwood Co.                                     3,091,128
                                                            ------------
                                                            $  6,769,418
                                                            ------------
              Total Consumer Durables & Apparel             $  6,769,418
                                                            ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                          Value
              Hotels, Restaurants & Leisure - 0.7%
              Restaurants - 0.7%
  199,200     O'Charley's, Inc.*                          $  3,784,800
                                                          ------------
              Total Hotels, Restaurants & Leisure         $  3,784,800
                                                          ------------
              Media - 0.5%
              Advertising - 0.2%
  132,200     EMAK Worldwide, Inc.*                       $  1,303,624
                                                          ------------
              Publishing - 0.3%
  152,200     Advanced Marketing Services, Inc.           $  1,636,150
                                                          ------------
              Total Media                                 $  2,939,774
                                                          ------------
              Retailing - 6.3%
              Apparel Retail - 0.8%
  109,900     Stage Stores, Inc.*                         $  4,504,801
                                                          ------------
              Catalog Retail - 2.1%
  600,900     Insight Enterprises, Inc.*+                 $ 12,156,207
                                                          ------------
              Computer & Electronics Retail - 0.3%
  327,100     Tweeter Home Entertainment Group, Inc.*     $  2,096,711
                                                          ------------
              Specialty Stores - 3.1%
  147,000     Claire's Stores, Inc.                       $  2,991,450
  104,400     Guitar Center, Inc.*                           5,050,872
  485,700     Hancock Fabrics, Inc.                          4,852,143
  132,000     School Specialty, Inc.* (b)                    5,016,000
                                                          ------------
                                                          $ 17,910,465
                                                          ------------
              Total Retailing                             $ 36,668,184
                                                          ------------
              Food & Drug Retailing - 1.9%
              Food Distributors - 0.7%
  250,000     B & G Foods, Inc.*                          $  3,720,000
                                                          ------------
              Food Retail - 1.2%
  197,900     Fresh Del Monte Produce, Inc. (b)           $  5,442,250
  241,400     Wild Oats Markets, Inc.*                       1,728,424
                                                          ------------
                                                          $  7,170,674
                                                          ------------
              Total Food & Drug Retailing                 $ 10,890,674
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 Shares                                                         Value
              Food, Beverage & Tobacco - 0.1%
              Packaged Foods & Meats - 0.1%
  40,000      American Italian Pasta Co. (b)             $    770,400
                                                         ------------
              Total Food, Beverage & Tobacco             $    770,400
                                                         ------------
              Household & Personal Products - 1.7%
              Household Products - 1.2%
 317,000      Nu Skin Enterprises, Inc.+                 $  7,126,160
                                                         ------------
              Personal Products - 0.5%
 100,000      NBTY, Inc.*                                $  2,606,000
                                                         ------------
              Total Household & Personal Products        $  9,732,160
                                                         ------------
              Health Care Equipment & Services - 7.4%
              Health Care Distributors - 2.3%
  94,900      Amerigroup Corp.*                          $  6,548,100
  72,200      Chattem, Inc.*                                2,615,084
 251,700      Cross Country Healthcares, Inc.* (b)          4,467,675
                                                         ------------
                                                         $ 13,630,859
                                                         ------------
              Health Care Equipment - 0.5%
  62,100      Analogic Corp. (b)                         $  2,814,372
                                                         ------------
              Health Care Facilities - 0.9%
  69,500      Sunrise Senior Living, Inc.* (b)           $  2,985,025
  57,700      Triad Hospitals, Inc.*                        2,117,013
                                                         ------------
                                                         $  5,102,038
                                                         ------------
              Health Care Services - 2.0%
 152,150      Pediatrix Medical Group, Inc.*             $  9,478,945
 122,200      Providence Service Corp.*                     2,199,600
                                                         ------------
                                                         $ 11,678,545
                                                         ------------
              Managed Health Care - 1.7%
 203,100      PacifiCare Health Systems*+                $  9,830,040
                                                         ------------
              Total Health Care Equipment & Services     $ 43,055,854
                                                         ------------
              Pharmaceuticals & Biotechnology - 0.5%
              Biotechnology - 0.5%
 366,600      Kendle International, Inc.*                $  3,009,786
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $  3,009,786
                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------


 Shares                                                         Value
              Banks - 8.5%
              Diversified Banks - 3.8%
  89,700      Banner Corp.                               $  2,961,894
 316,300      BankAtlantic Bancorp, Inc.                    6,009,700
 229,100      Provident Financial Services, Inc. (b)        4,451,413
 421,400      Texas Capital Bancshares, Inc.*               8,689,268
                                                         ------------
                                                         $ 22,112,275
                                                         ------------
              Regional Banks - 3.8%
 140,500      Alliance Bankshares Corp.*                 $  2,068,160
 569,100      Cardinal Financial Corp.*                     5,702,382
  80,600      City National Corp.                           5,513,040
   9,600      Irwin Financial Corp.                           255,456
 480,200      Sterling Bancshares, Inc.                     7,001,316
  34,950      Whitney Holding Corp.                         1,612,593
                                                         ------------
                                                         $ 22,152,947
                                                         ------------
              Thrifts & Mortgage Finance - 0.9%
  73,000      BankUnited Financial Corp.*                $  2,244,020
 196,900      First Niagara Financial Group, Inc.           2,843,236
                                                         ------------
                                                         $  5,087,256
                                                         ------------
              Total Banks                                $ 49,352,478
                                                         ------------
              Diversified Financials - 6.9%
              Consumer Finance - 2.4%
 152,600      Advanta Corp.                              $  3,415,188
 159,300      Advanta Corp. (Class B)                       3,804,084
 560,600      Medallion Financial Corp.                     5,264,034
 279,000      Rewards Network, Inc.* (b)                    1,757,700
                                                         ------------
                                                         $ 14,241,006
                                                         ------------
              Investment Banking & Brokerage - 2.9%
 145,500      A.G. Edwards, Inc.                         $  5,689,050
 508,547      Apollo Investment Corp.                       7,501,068
  84,300      Piper Jaffray Co.*                            3,878,643
                                                         ------------
                                                         $ 17,068,761
                                                         ------------
              Specialized Finance - 1.6%
 221,600      Assured Guaranty, Ltd.                     $  4,081,872
 124,800      Financial Federal Corp.* (b)                  4,799,808
                                                         ------------
                                                         $  8,881,680
                                                         ------------
              Total Diversified Financials               $ 40,191,447
                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                              Value
              Insurance - 3.7%
              Insurance Brokers - 0.2%
  40,000      Platinum Underwriter Holdings, Ltd.             $  1,192,400
                                                              ------------
              Property & Casualty Insurance - 2.9%
  85,600      American Safety Insurance Group, Ltd.*          $  1,314,816
 153,400      IPC Holdings, Ltd.                                 6,530,238
 448,700      Quanta Capital Holdings*                           4,208,806
  63,600      RLI Corp.                                          2,648,940
  52,300      Selective Insurance Group, Inc. (b)                2,342,517
                                                              ------------
                                                              $ 17,045,317
                                                              ------------
              Reinsurance - 0.6%
 144,500      Odyssey Re Holdings Corp. (b)                   $  3,489,675
                                                              ------------
              Total Insurance                                 $ 21,727,392
                                                              ------------
              Real Estate - 5.0%
              Real Estate Management & Development - 0.8%
  80,300      Corrections Corp. of America*                   $  3,171,850
  54,200      Levitt Corp.                                       1,393,482
                                                              ------------
                                                              $  4,565,332
                                                              ------------
              Real Estate Investment Trusts - 4.2%
 205,959      BioMed Property Trust, Inc.                     $  4,055,333
 221,100      Capital Trust, Inc.                                7,263,135
  40,100      Entertainment Properties Trust                     1,720,691
 357,055      Provident Senior Living                            5,712,880
 132,000      Saxon Capital, Inc.*                               2,996,400
  89,200      Universal Health Realty, Inc.                      2,919,516
                                                              ------------
                                                              $ 24,667,955
                                                              ------------
              Total Real Estate                               $ 29,233,287
                                                              ------------
              Software & Services - 4.2%
              Application Software - 0.8%
 283,550      SPSS, Inc.*                                     $  4,533,965
                                                              ------------
              Data Processing & Outsourced Services - 0.7%
 335,100      Pegusus Systems, Inc.* (b)                      $  3,917,319
                                                              ------------
              Internet Software & Services - 1.2%
 158,300      Internet Security Systems, Inc.*                $  3,832,443
 239,600      PEC Solutions, Inc.*                               3,399,924
                                                              ------------
                                                              $  7,232,367
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

 Shares                                                            Value
              Systems Software - 1.5%
 509,900      Borland Software Corp.*                       $  5,960,731
 146,100      Sybase, Inc.*                                    2,517,303
                                                            ------------
                                                            $  8,478,034
                                                            ------------
              Total Software & Services                     $ 24,161,685
                                                            ------------
              Technology Hardware & Equipment - 2.9%
              Communications Equipment - 1.7%
  94,900      Black Box Corp.                               $  4,050,332
 982,700      Remec, Inc.*                                     5,925,681
                                                            ------------
                                                            $  9,976,013
                                                            ------------
              Computer Storage & Peripherals - 0.3%
  92,100      Electronics for Imaging, Inc.*                $  1,540,833
                                                            ------------
              Electronic Equipment & Instruments - 0.4%
 236,600      Planar Systems, Inc.*                         $  2,522,156
                                                            ------------
              Technology Distributors - 0.5%
  64,000      Tech Data Corp.*                              $  2,904,960
                                                            ------------
              Total Technology Hardware & Equipment         $ 16,943,962
                                                            ------------
              Semiconductors - 0.5%
              Semiconductor Equipment - 0.2%
  74,600      Advanced Energy Industries, Inc.*             $    637,830
  59,000      Brooks Automation, Inc.*                           905,650
                                                            ------------
                                                            $  1,543,480
                                                            ------------
              Semiconductors - 0.3%
 194,500      HI/FN, Inc.* (b)                              $  1,556,000
                                                            ------------
              Total Semiconductors                          $  3,099,480
                                                            ------------
              Telecommunication Services - 0.8%
              Wireless Telecommunication Services - 0.8%
 539,000      Boston Communications Group, Inc.*            $  4,797,100
                                                            ------------
              Total Telecommunication Services              $  4,797,100
                                                            ------------
              Utilities - 4.9%
              Gas Utilities - 4.2%
 116,000      AGL Resources, Inc.                           $  3,850,040
 151,700      NUI Corp. (b)+                                   2,078,290
 135,100      People's Energy Corp.                            6,028,162
 220,800      Southwestern Energy Co.*+                       12,121,920
                                                            ------------
                                                            $ 24,078,412
                                                            ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                     Value
                    Multi-Utilities & Unregulated Power - 0.5%
     48,700         Energen Corp.                                    $  2,817,782
                                                                     ------------
                    Utilities - 0.2%
     33,600         UGI Corp.                                        $  1,363,487
                                                                     ------------
                    Total Utilities                                  $ 28,259,681
                                                                     ------------
                    TOTAL COMMON STOCKS
                    (Cost $391,686,147)                              $525,811,662
                                                                     ------------
                    EXCHANGE TRADED FUND - 0.8%
     24,900         Russell 2000 Value Exchange Traded Fund (b)      $  4,719,546
                                                                     ------------
                    TOTAL EXCHANGE TRADED FUND
                    (Cost $2,969,747)                                $  4,719,546
                                                                     ------------
   Principal
     Amount
                    TEMPORARY CASH INVESTMENTS - 17.0%
                    Repurchase Agreement - 8.7%
$50,300,000         UBS Warburg, Inc., 1.87%, dated 11/30/04,
                    repurchase price of $50,300,000 plus accrued
                    interest on 12/1/04 collateralized by
                    $25,610,000 U.S. Treasury Bill, 2.26%, 4/7/05
                    and $26,147,000 U.S. Treasury Bill, 2.36%,
                    4/21/05.                                         $ 50,300,000
                                                                     ------------
      Shares
                    Security Lending Collateral - 8.3%
 48,660,410         Securities Lending Investment Fund, 1.96%        $ 48,660,410
                                                                     ------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $98,960,410)                               $ 98,960,410
                                                                     ------------
                    TOTAL INVESTMENTS IN SECURITIES - 108.3%
                    (Cost $493,616,304)(a)                           $629,491,618
                                                                     ------------
                    OTHER ASSETS AND LIABILITIES - (8.3)%            $(48,179,136)
                                                                     ------------
                    TOTAL NET ASSETS - 100.0%                        $581,312,482
                                                                     ============

  *       Non-Income producing security

  144A    Security is exempt from registration under Rule 144A of the Securities
          Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
          November 30, 2004, the value of these securities amounted to $4,208,806 or 0.7% of net assets.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                   (continued)
--------------------------------------------------------------------------------

(a)     At November 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $494,378,372 was as follows:
        Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                               $148,079,175
        Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                                (12,965,929)
                                                                                    -------------
        Net unrealized gain                                                         $135,113,246
                                                                                    =============
(b)     At November 30, 2004, the following securities were out on loan:

                                                              Market
   Shares                      Security                        Value
   ------                      --------                       ------
   38,000     American Italian Pasta Co.                  $   731,880
   50,000     Analogic Corp.*                               2,266,000
  129,405     Cross Country Healthcares, Inc.               2,296,939
  101,100     Domtar, Inc.                                  1,223,310
   97,100     Financial Federal Corp.*                      3,734,466
  151,200     Fresh Del Monte Produce, Inc.                 4,158,000
   35,500     Gartner Group, Inc.*                            422,450
  150,000     Glamis Gold, Ltd.*                            3,052,500
  137,180     HI/FN, Inc.*                                  1,097,440
   20,400     IAMGOLD Corp.                                   156,468
  126,800     Massey Energy Co.                             4,453,216
   83,800     NUI Corp.                                     1,148,060
  141,430     Odyssey Re Holdings Corp.                     3,415,535
   53,800     Pegusus Systems, Inc.*                          628,922
   92,800     Provident Financial Services, Inc.            1,803,104
  537,415     Rent-Way, Inc.*                               4,557,279
  238,445     Rewards Network, Inc.*                        1,502,204
   11,555     Russell 2000 Value Exchange Traded Fund       2,190,135
   89,300     School Specialty, Inc.*                       3,393,400
   36,290     Selective Insurance Group, Inc.               1,625,429
   66,025     Sunrise Senior Living, Inc.*                  2,835,774
                                                          -----------
              Total                                       $46,692,511
                                                          -----------

 + At November 30, 2004, the following securities have been pledged to cover margin requirements for open future contracts:

                                                 Market
   Shares               Security                 Value
   ------               --------                 ------
   17,420     Insight Enterprises, Inc.*     $  178,903
   66,932     NUI Corp.                         458,819
  116,080     Nu Skin Enterprises, Inc.       1,333,759
   17,912     PacifiCare Health Systems*        428,545
    6,750     Southwestern Energy Co.*          182,858
    8,261     Stelmar Shipping, Ltd.            180,710
   15,765     Wabtec Corp.                      167,897
                                             ----------
              Total                          $2,770,491
                                             ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2004 aggregated $238,354,739 and $158,453,098, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $46,692,511) (cost $493,616,304)                           $629,491,618
  Cash                                                              45,423
  Receivables -
   Fund shares sold                                              1,813,726
   Variation margin                                                107,500
   Dividends, interest and foreign taxes withheld                  274,394
  Other                                                              1,888
                                                              ------------
     Total assets                                             $631,734,549
                                                              ------------
LIABILITIES:
  Payables -
   Investment securities purchased                            $     82,336
   Fund shares repurchased                                         644,084
   Upon return of securities loaned                             48,660,410
  Due to affiliates                                                922,312
  Accrued expenses                                                 112,925
                                                              ------------
     Total liabilities                                        $ 50,422,067
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $441,346,157
  Undistributed net investment income                               62,425
  Accumulated net realized gain on investments and
   futures contracts                                             1,237,536
  Net unrealized gain on investments                           135,875,314
  Net unrealized gain on futures contracts                       2,791,050
                                                              ------------
     Total net assets                                         $581,312,482
                                                              ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $310,441,952/9,946,581 shares)            $      31.21
                                                              ------------
  Class B (based on $168,600,502/5,760,556 shares)            $      29.27
                                                              ------------
  Class C (based on $96,165,265/3,153,562 shares)             $      30.49
                                                              ------------
  Class R (based on $2,665,886/85,407 shares)                 $      31.21
                                                              ------------
  Class Y (based on $3,438,877/109,978 shares)                $      31.27
                                                              ------------
MAXIMUM OFFERING PRICE:
  Class A ($31.21 [divided by] 94.25%)                        $      33.11
                                                              ------------



   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 11/30/04
--------------------------------------------------------------------------------
For the Year Ended 11/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8,373)      $ 4,277,816
  Interest                                                     538,737
  Income from securities loaned, net                            83,395
                                                           -----------
     Total investment income                                                $  4,899,948
                                                                            ------------
EXPENSES:
  Management fees                                          $ 4,180,489
  Transfer agent fees and expenses
   Class A                                                     850,963
   Class B                                                     557,858
   Class C                                                     257,232
   Class R                                                       1,871
   Class Y                                                          54
  Distribution fees
   Class A                                                     643,396
   Class B                                                   1,538,218
   Class C                                                     781,128
   Class R                                                       8,812
  Administrative reimbursements                                 83,512
  Custodian fees                                                52,667
  Registration fees                                            127,436
  Professional fees                                             53,253
  Printing expense                                              32,656
  Fees and expenses of nonaffiliated trustees                   10,117
  Miscellaneous                                                  8,941
                                                           -----------
     Total expenses                                                         $  9,188,603
     Less fees paid indirectly                                                   (16,821)
                                                                            ------------
     Net expenses                                                           $  9,171,782
                                                                            ------------
       Net investment loss                                                  $ (4,271,834)
                                                                            ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS:
  Net realized gain on:
   Investments                                             $49,236,463
   Futures contracts                                         1,573,441      $ 50,809,904
                                                           -----------      ------------
  Change in net unrealized gain on:
   Investments                                             $59,624,430
   Futures contracts                                         1,536,414      $ 61,160,844
                                                           -----------      ------------
  Net gain on investments and futures contracts                             $111,970,748
                                                                            ------------
  Net increase in net assets resulting from operations                      $107,698,914
                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/04 and 11/30/03, respectively

                                                               Year Ended       Year Ended
                                                                11/30/04         11/30/03
FROM OPERATIONS:
  Net investment loss                                        $   (4,271,834)  $  (2,097,396)
  Net realized gain on investments and futures contracts         50,809,904       4,087,633
  Change in net unrealized gain on investments                   61,160,844      72,878,646
                                                             --------------   -------------
     Net increase in net assets resulting from operations    $  107,698,914   $  74,868,883
                                                             --------------   -------------
Net realized gain:
     Class A ($2.64 and $0.12 per share, respectively)       $  (24,169,781)  $    (891,837)
     Class B ($2.64 and $0.12 per share, respectively)          (13,994,144)       (624,271)
     Class C ($2.64 and $0.12 per share, respectively)           (7,648,240)       (245,713)
     Class R ($2.64 and $0.12 per share, respectively)             (206,032)         (2,043)
     Class Y ($2.64 and $0.00 per share, respectively)             (265,027)              -
                                                             --------------   -------------
       Total distributions to shareowners                    $  (46,283,224)  $  (1,763,864)
                                                             --------------   -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           $  220,677,847   $ 129,704,127
  Reinvestment of distributions                                  38,991,028       1,469,562
  Cost of shares repurchased                                   (131,281,474)    (89,740,612)
                                                             --------------   -------------
     Net increase in net assets resulting from
       Fund share transactions                               $  128,387,401   $  41,433,077
                                                             --------------   -------------
     Net increase in net assets                              $  189,803,091   $ 114,538,096
                                                             --------------   -------------
NET ASSETS:
  Beginning of year                                          $  391,509,391   $ 276,971,295
                                                             --------------   -------------
  End of year (including undistributed net investment
     income of $62,425 and $124,181, respectively)           $  581,312,482   $ 391,509,391
                                                             --------------   -------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 11/30/04 and 11/30/03, respectively

                                     '04 Shares      '04 Amount          '03 Shares      '03 Amount
CLASS A
Shares sold                           4,108,927    $123,097,649           3,214,777     $74,027,233
Reinvestment of distributions           687,366      21,225,811              29,457         787,409
Less shares repurchased              (2,299,385)    (68,617,346)         (2,265,172)    (50,381,514)
                                     ----------    ------------          ----------     -----------
  Net increase                        2,496,908     $75,706,114             979,062     $24,433,128
                                     ----------    ------------          ----------     -----------
CLASS B
Shares sold                           1,655,477     $46,238,068           1,230,778     $27,361,695
Reinvestment of distributions           414,130      11,993,231              20,147         511,696
Less shares repurchased              (1,502,344)    (42,542,209)         (1,320,675)    (27,780,026)
                                     ----------    ------------          ----------     -----------
  Net increase (decrease)               567,263     $15,689,090             (69,750)    $    93,365
                                     ----------    ------------          ----------     -----------
CLASS C
Shares sold                           1,575,359     $46,152,380           1,194,671     $27,316,385
Reinvestment of distributions           177,156       5,344,808               6,422         169,287
Less shares repurchased                (652,744)    (19,260,699)           (521,164)    (11,578,572)
                                     ----------    ------------          ----------     -----------
  Net increase                        1,099,771     $32,236,489             679,929     $15,907,100
                                     ----------    ------------          ----------     -----------
CLASS R (a)
Shares sold                              56,508     $ 1,718,957              37,728     $   998,814
Reinvestment of distributions             5,281         163,070                  44           1,170
Less shares repurchased                 (14,134)       (428,921)                (20)           (500)
                                     ----------    ------------          ----------     -----------
  Net increase                           47,655     $ 1,453,106              37,752     $   999,484
                                     ----------    ------------          ----------     -----------
CLASS Y (b)
Shares sold                             115,440     $ 3,470,793
Reinvestment of distributions             8,539         264,108
Less shares repurchased                 (14,001)       (432,299)
                                     ----------    ------------
  Net increase                          109,978     $ 3,302,602
                                     ----------    ------------

(a) Class R shares were first publicly offered on April 1, 2003

(b) Class Y shares were first publicly offered on August 11, 2004

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                                11/30/04      11/30/03      11/30/02     11/30/01     11/30/00
CLASS A
Net asset value, beginning of period                            $ 27.10       $ 21.51       $ 22.46      $ 20.10      $ 17.40
                                                                -------       -------       -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.13)      $ (0.07)      $ (0.24)     $ (0.09)     $ (0.12)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                6.88          5.78         (0.69)        3.29         3.13
                                                                -------       -------       -------      -------      -------
   Net increase (decrease) from investment operations           $  6.75       $  5.71       $ (0.93)     $  3.20      $  3.01
Distributions to shareowners:
 Net realized gain                                                (2.64)        (0.12)        (0.02)       (0.84)       (0.31)
                                                                -------       -------       -------      -------      -------
Net increase (decrease) in net asset value                      $  4.11       $  5.59       $ (0.95)     $  2.36      $  2.70
                                                                -------       -------       -------      -------      -------
Net asset value, end of period                                  $ 31.21       $ 27.10       $ 21.51      $ 22.46      $ 20.10
                                                                -------       -------       -------      -------      -------
Total return*                                                     25.01%        26.56%        (4.16)%      15.92%       17.26%
Ratio of net expenses to average net assets+                       1.50%         1.66%         1.65%        1.79%        1.72%
Ratio of net investment loss to average net assets+               (0.51)%       (0.32)%       (0.49)%      (0.33)%      (0.27)%
Portfolio turnover rate                                              35%           37%           31%          49%          61%
Net assets, end of period (in thousands)                       $310,442      $201,892      $139,170      $73,855      $58,323
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.50%         1.66%         1.65%        1.79%        1.72%
 Net investment loss                                              (0.51)%       (0.32)%       (0.49)%      (0.33)%      (0.27)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.50%         1.65%         1.63%        1.76%        1.69%
 Net investment loss                                              (0.51)%       (0.31)%       (0.47)%      (0.30)%      (0.24)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                                11/30/04      11/30/03      11/30/02     11/30/01     11/30/00
CLASS B
Net asset value, beginning of period                            $ 25.75       $ 20.60       $ 21.67      $ 19.56      $ 17.07
                                                                -------       -------       -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                            $ (0.34)      $ (0.23)      $ (0.47)     $ (0.22)     $ (0.18)
 Net realized and unrealized gain (loss) on investments and
  futures contracts                                                6.50          5.50         (0.58)        3.17         2.98
                                                                -------       -------       -------      -------      -------
   Net increase (decrease) from investment operations           $  6.16       $  5.27       $ (1.05)     $  2.95      $  2.80
Distributions to shareowners:
 Net realized gain                                                (2.64)        (0.12)        (0.02)       (0.84)       (0.31)
                                                                -------       -------       -------      -------      -------
Net increase (decrease) in net asset value                      $  3.52       $  5.15       $ (1.07)     $  2.11      $  2.49
                                                                -------       -------       -------      -------      -------
Net asset value, end of period                                  $ 29.27       $ 25.75       $ 20.60      $ 21.67      $ 19.56
                                                                -------       -------       -------      -------      -------
Total return*                                                     24.03%        25.60%        (4.86)%      15.08%       16.36%
Ratio of net expenses to average net assets+                       2.29%         2.45%         2.41%        2.52%        2.45%
Ratio of net investment loss to average net assets+               (1.29)%       (1.10)%       (1.25)%      (1.06)%      (1.01)%
Portfolio turnover rate                                              35%           37%           31%          49%          61%
Net assets, end of period (in thousands)                       $168,601      $133,705      $108,444      $89,440      $80,905
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.29%         2.45%         2.41%        2.52%        2.45%
 Net investment loss                                              (1.29)%       (1.10)%       (1.25)%      (1.06)%      (1.01)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.28%         2.45%         2.39%        2.49%        2.42%
 Net investment loss                                              (1.28)%       (1.10)%       (1.23)%      (1.03)%      (0.98)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   9/28/01 (a)
                                                                          Year Ended   Year Ended   Year Ended         to
                                                                           11/30/04     11/30/03     11/30/02       11/30/01
CLASS C
Net asset value, beginning of period                                       $ 26.73      $ 21.37      $ 22.44       $  20.77
                                                                           -------      -------      -------       --------
Increase (decrease) from investment operations:
 Net investment loss                                                       $ (0.32)     $ (0.19)     $ (3.19)      $  (0.02)
 Net realized and unrealized gain on investments and futures contracts        6.72         5.67         2.14           2.53
                                                                           -------      -------      -------       --------
   Net increase (decrease) from investment operations                      $  6.40      $  5.48      $ (1.05)      $   2.51
Distributions to shareowners:
 Net realized gain                                                           (2.64)       (0.12)       (0.02)         (0.84)
                                                                           -------      -------      -------       --------
Net increase (decrease) in net asset value                                 $  3.76      $  5.36      $ (1.07)      $   1.67
                                                                           -------      -------      -------       --------
Net asset value, end of period                                             $ 30.49      $ 26.73      $ 21.37       $  22.44
                                                                           -------      -------      -------       --------
Total return*                                                                24.04%       25.66%       (4.69)%        12.09%
Ratio of net expenses to average net assets+                                  2.25%        2.38%        2.31%          2.71%**
Ratio of net investment loss to average net assets+                          (1.26)%      (1.04)%      (1.13)%        (1.47)%**
Portfolio turnover rate                                                         35%          37%          31%            49%
Net assets, end of period (in thousands)                                   $96,165      $54,888      $29,357       $    857
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 2.25%        2.38%        2.31%          2.54%**
 Net investment loss                                                         (1.26)%      (1.04)%      (1.13)%        (1.30)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                 2.25%        2.38%        2.28%          2.54%**
 Net investment loss                                                         (1.26)%      (1.04)%      (1.10)%        (1.30)%**

(a) Class C shares were first publicly offered on September 28, 2001.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          4/1/03(a)
                                                        Year Ended            to
                                                         11/30/04          11/30/03
CLASS R
Net asset value, beginning of period                     $ 27.11          $  19.59
                                                         -------          --------
Increase from investment operations:
  Net investment loss                                    $ (0.12)         $  (0.00)(b)
  Net realized and unrealized gain on investments and
   futures contracts                                        6.86              7.64
                                                         -------          --------
     Net increase from investment operations             $  6.74          $   7.64
Distributions to shareowners:
  Net realized gain                                        (2.64)            (0.12)
                                                         -------          --------
Net increase in net asset value                          $  4.10          $   7.52
                                                         -------          --------
Net asset value, end of period                           $ 31.21          $  27.11
                                                         -------          --------
Total return*                                              24.96%            39.01%
Ratio of net expenses to average net assets+                1.53%             1.52%**
Ratio of net investment loss to average net assets+        (0.55)%           (0.27)%**
Portfolio turnover rate                                       35%               37%
Net assets, end of period (in thousands)                 $ 2,666          $  1,023
Ratios with reduction for fees paid indirectly:
  Net expenses                                              1.53%             1.52%**
  Net investment loss                                      (0.55)%           (0.27)%**

(a) Class R shares were first publicly offered on April 1,2003.
(b) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           8/11/04 (a)
                                                               to
                                                            11/30/04
CLASS Y
Net asset value, beginning of period                        $ 28.72
                                                            -------
Increase from investment operations:
  Net investment loss                                       $ (0.00)
  Net realized and unrealized gain on investments and
   futures contracts                                           5.19
                                                            -------
     Net increase from investment operations                $  5.19
Distributions to shareowners:
  Net realized gain                                           (2.64)
                                                            -------
Net increase in net asset value                             $  2.55
                                                            -------
Net asset value, end of period                              $ 31.27
                                                            -------
Total return*                                                 18.17%
Ratio of net expenses to average net assets+                   0.93%**
Ratio of net investment income to average net assets+          0.06%**
Portfolio turnover rate                                          35%
Net assets, end of period (in thousands)                    $ 3,439
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 0.93%**
  Net investment income                                        0.06%**

(a) Class Y Shares were first publicly offered on August 11, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R and Class Y shares were first publicly offered on April 1, 2003 and August 11, 2004, respectively. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Funds financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    asset value of the Funds shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific invest-

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------

    ment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Funds financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Funds hedging strategies and potentially result in a loss.

    At November 30, 2004 open futures contracts were as follows:

--------------------------------------------------------------------------------
                     Number of
                     Contracts      Settlement        Market         Unrealized
      Type          Long/(Short)       Month           Value            Gain
--------------------------------------------------------------------------------
Russell 2000           100            12/04        $31,707,500      $2,791,050
--------------------------------------------------------------------------------

E.  Federal Income Taxes

    It is the Funds policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended November 30, 2004 and 2003 were as follows.

--------------------------------------------------------------------------------
                                   2004           2003
                              -------------   ------------
  Distributions paid from:
   Ordinary income            $   756,124     $        -
   Long-term capital gain      45,527,100      1,763,864
                              -----------     ----------
                              $46,283,224     $1,763,864
                              -----------     ----------
   Return of capital          $         -     $        -
                              -----------     ----------
    Total                     $46,283,224     $1,763,864
                              ===========     ==========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004.

--------------------------------------------------------------------------------
                                                2004
                                          ---------------
  Undistributed ordinary income           $  1,352,412
  Undistributed long-term gain               3,438,241
  Unrealized appreciation                  135,175,672
                                          ------------
  Total                                   $139,966,325
                                          ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Real Estate Investment Trust (REIT) holdings and futures contracts.

    At November 30, 2004, the Fund has reclassified $4,210,078 to increase undistributed net investment income and $4,210,078 to decrease accumulated net realized gain on investments and futures contracts, to reflect permanent book/tax differences. The

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------

    reclassification has no impact on the net assets of the Fund and is designed to present the Funds capital accounts on a tax basis.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $159,783 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2004.

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution fees.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all

Pioneer Sm

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman, Co., the Funds custodian.

I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds custodian, or subcustodians. The
    Funds investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Funds portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Funds average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2004, $435,891 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $188,701 in transfer agent fees payable to PIMSS at November 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                             (continued)
--------------------------------------------------------------------------------
Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Funds average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services. Included in due to affiliates is $297,720 in distribution fees payable to PFD at November 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Funds daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2004 , CDSCs in the amount of $243,774 were paid to PFD.

5. Directed Brokerage and Expense Offsets Arrangements
The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund. These brokers provide services to the Fund in addition to trade execution. Such services included the payment of certain expenses of the Fund. For the year ended November 30, 2004, the Funds expenses were reduced by $6,527 under these arrangements. The Fund has entered

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

into another expense offset arrangement with PIMSS resulting in a reduction in the Funds total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2004, the Funds expenses were reduced by $10,294 under this arrangement.

6. Forward Foreign Currency Contracts
The Fund may enter into contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of November 30, 2004, the Fund had no outstanding portfolio or settlement hedges.

7. Line of Credit
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended November 30, 2004, the Fund had no borrowings under this agreement.

8. Subsequent Event
On December 10, 2004, the Fund acquired all the net assets of Safeco Small-Cap Value Fund ("Safeco Fund"), a series of Safeco Common Stock Trust, pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Safeco Fund on December 8, 2004. The shareholders of the Safeco Fund received the Funds Investor Class shares, a new share class, in exchange for their shares of the Safeco Fund. The acquisition is intended to result in no income, gain or loss being recognized for United States federal income tax purposes. The Board of Trustees of the Fund, including the Independent Trustees, approved the acquisition.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small Cap Value Fund (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended November 30, 2001 were audited by other auditors who have ceased operations and whose report, dated January 9, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Cap Value Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/S/ Eenst & Young LLP
Boston, Massachusetts
January 7, 2005

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Funds Board of Trustees provides broad supervision over the Funds affairs. The officers of the Fund are responsible for the Funds operations.
The Funds Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 73 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Funds statement of additional information provides more detailed information regarding the Funds Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                      Positions Held       Term of Office and    Principal Occupation During                   Other Directorships
Name and Age          With the Fund        Length of Service     Past Five Years                               Held by this Trustee
John F. Cogan, Jr.    Chairman of          Since 1996.                                                         Director of
(78)*                 the Board,           Serves until          Deputy Chairman and a Director of             Harbor Global
                      Trustee and          retirement or         Pioneer Global Asset Management S.p.A.        Company, Ltd.
                      President            removal               ("PGAM"); Non-Executive Chairman and a
                                                                 Director of Pioneer Investment Management
                                                                 USA Inc. ("PIM-USA"); Chairman and a
                                                                 Director of Pioneer; Director of Pioneer
                                                                 Alternative Investment Management
                                                                 Limited (Dublin); President and a Director
                                                                 of Pioneer Alternative Investment
                                                                 Management (Bermuda) Limited and
                                                                 affiliated funds; President and Director of
                                                                 Pioneer Funds Distributor, Inc. ("PFD");
                                                                 President of all of the Pioneer Funds;
                                                                 and Of Counsel (since 2000, partner prior
                                                                 to 2000), Wilmer Cutler Pickering Hale
                                                                 and Dorr LLP (counsel to PIM-USA and the
                                                                 Pioneer Funds)

* Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood        Trustee and          Since June, 2003      President and Chief Executive                 None
(52)**                Executive Vice       Serves until          Officer, PIM-USA since May 2003
                      President            retirement or         (Director since January 2001);
                                           removal               President and Director of Pioneer since
                                                                 May 2003; Chairman and Director of
                                                                 Pioneer Investment Management Shareholder
                                                                 Services, Inc. ("PIMSS") since May
                                                                 2003; Executive Vice President of all
                                                                 of the Pioneer Funds since June 2003;
                                                                 Executive Vice President and Chief Operating
                                                                 Officer of PIM-USA, November 2000
                                                                 to May 2003; Executive Vice President,
                                                                 Chief Financial Officer and Treasurer,
                                                                 John Hancock Advisers, L.L.C., Boston,
                                                                 MA, November 1999 to November 2000;
                                                                 Senior Vice President and Chief Financial
                                                                 Officer, John Hancock Advisers,
                                                                 L.L.C., April 1997 to November 1999

** Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age              Positions Held       Term of Office and                                               Other Directorships
and Address            With the Fund       Length of Service   Principal Occupation During Past Five Years   Held by this Trustee

Mary K. Bush (56)      Trustee             Since 1997,         President, Bush International (international  Director of Brady
3509 Woodbine Street,                      Serves until        financial advisory firm)                      Corporation (industrial
Chevy Chase, MD 20815                      retirement or                                                     identification and
                                           removal                                                           specialty coated
                                                                                                             material products
                                                                                                             manufacturer),
                                                                                                             Millennium Chemicals,
                                                                                                             Inc. (commodity
                                                                                                             chemicals), Mortgage
                                                                                                             Guarenty Insurance
                                                                                                             Corporation, and R.J.
                                                                                                             Reynolds Tobacco
                                                                                                             Holdings, Inc.
                                                                                                             (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------

Richard H. Egdahl,     Trustee             Since 1996.         Alexander Graham Bell Professor of Health     None
M.D. (78)                                  Serves until        Care Entrepreneurship, Boston University;
Boston University                          retirement or       Professor of Management; Professor of Public
Healthcare                                 removal             Health, Professor of Surgery, Boston
Entrepreneurship                                               University School of Medicine; and Univercity
Program,                                                       Professor, Boston Univercity
53 Bay State Road,
Boston, MA 02215
-----------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham   Trustee             Since 1996.         Founding Director, The Winthrop Group, Inc.   None
(57)                                       Serves until        (consulting film); Professor of Management,
1001 Sherbrooke Street                     retirement or       Faculty of Management, McGill, Inc.
West, Montreal, Quebec,                    removal             (Investment banking film)
Canada H3A 1G5
-----------------------------------------------------------------------------------------------------------------------------------

Marquerite A. Piret    Trustee             Since 1996.         President and Chief Executive Officer,        Director of New
(56)                                       Serves until        Newbury, Piret & Company, Inc. (Investment    America High Income
One Boston Place,                          retirement or       banking firm)                                 Fund, Inc. (closed-end
28th Floor,                                removal                                                           investment company)
Boston, MA 02108
-----------------------------------------------------------------------------------------------------------------------------------


Pioneer Small Cap Value Fund

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                       Positions Held       Term of Office and     Principal Occupation During      Other Directorships Held
Name, Age and Address  With the Fund        Length of Service      Past Five Years                  by this Trustee
Stephen K. West (76)   Trustee             Since 1996.             Senior Council, Sullivan &       Director, The Swiss Helvetia
125 Broad Street                           Serves until            Cromwell (law firm)              Fund, Inc. (close-end
New York, NY 10004                         retirement or                                            investment company) and
                                           removal                                                  AMVESCAP PLC (investment
                                                                                                    managers)
-----------------------------------------------------------------------------------------------------------------------------------

John Winthrop (68)     Trustee             Since 1996.             President, John Winthrop & Co.,  None
One North Adgers Wharf,                    Serves until            Inc (private investment firm)
Charlestown, SC 29401                      retirement or
                                           removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                       Positions Held                              Principal Occupation During               Other Directorships
Name and Age           With the Fund        Term of Office         Past Five Years                           Held by this Officer
Dorothy E. Bourassa    Secretary            Serves at the          Secretary of PIM-USA; Senior Vice         None
(57)                                        discretion of the      President-Legal of Pioneer; and
                                            Board.                 Secretary/Clerk of most of PIM-USA's
                                                                   subsidiaries since October 2000; Secretary
                                                                   of all of the Pioneer Funds since
                                                                   September 2003 (Assistant Secretary from
                                                                   November 2000 to September 2003);
                                                                   and Senior Counsel, Assistant Vice President
                                                                   and Director of Compliance of PIM-USA from
                                                                   April 1998 through October 2000
-----------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley  Assistant Secretary  Serves at the          Assistant Vice President and Senior       None
(40)                                        discretion of the      Counsel of Pioneer since July 2002; Vice
                                            Board.                 President and Senior Counsel of
                                                                   BISYS Fund Services, Inc. (April 2001
                                                                   to June 2002); Senior Vice President
                                                                   and Deputy General Counsel of Funds
                                                                   Distributor, Inc. (July 2000 to April
                                                                   2001); Vice President and Associate
                                                                   General Counsel from July 1996 to July
                                                                   2000; Assistant Secretary of all the
                                                                   Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

David C. Phelan (47)   Assistant Secretary  Serves at the          Partner, William Cutler Picking Hale      None
                                            discretion of the      and Dorr LLP; Assistant Secretary of all
                                            Board.                 of Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (59)      Treasurer           Serves at the           Vice President-Fund Accounting,           None
                                           discretion of the       Administration and Custody Services of
                                           Board.                  Pioneer (Manager from September 1996 to
                                                                   February 1999); and Treasurer of all of
                                                                   the Pioneer Funds (Assistant Treasurer
                                                                   from June 1999 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                       Positions Held                              Principal Occupation During               Other Directorships
Name and Age           With the Fund        Term of Office         Past Five Years                           Held by this Officer
Mark E. Bradley (45)   Assistant Treasurer  Serves at the          Deputy Treasurer of Pioneer since 2004;   None
                                            discretion of the      Treasurer and Senior Vice President, CDC
                                            Board.                 IXIS Asset Management Services from 2002
                                                                   to 2003; Assistant Treasurer and Vice
                                                                   President, MFS Investment Management from
                                                                   1997 to 2002; and Assistant Treasurer of
                                                                   all of the Pioneer Funds since
                                                                   November 2004
-----------------------------------------------------------------------------------------------------------------------------------

Luise I. Presutti (39) Assistant Treasurer  Serves at the          Assistant Vice President-Fund Accounting, None
                                            discretion of the      Administration and Custody Services of
                                            Board.                 Pioneer (Fund Accounting Manager from 1994
                                                                   to 1999); and Assistant Treasurer of all
                                                                   of the Pioneer Funds since November 2000
-----------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (46)     Assistant Treasurer  Serves at the          Fund Accounting Manager-Fund Accounting,  None
                                            discretion of the      Administration and Custody Services of
                                            Board.                 Pioneer; and Assistant Treasurer of all of
                                                                   the Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------------------------

Katherine Kim Sullivan Assistant Treasurer  Serves at the          Fund Accounting Manager-Fund Accounting,  None
(31)                                        discretion of the      Administration and Custody Services since
                                            Board.                 June 2003; Assistant Vice President-Mutual
                                                                   Fund Operations of State Street
                                                                   Corporation from June 2002 to June 2003
                                                                   (formerly Deutsche Bank Asset Management);
                                                                   Pioneer Fund Accounting, Administration and
                                                                   Custody Services (Fund Accounting Services
                                                                   Manager from August 1999 to May 2002,
                                                                   Fund Accounting Supervisor from 1997 to
                                                                   July 1999); Assistant Treasurer of all of
                                                                   the Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Positions Held                              Principal Occupation During               Other Directorships
Name and Age           With the Fund       Term of Office          Past Five Years                           Held by this Officer

Martin J. Wolin (37)   Chief Compliance    Serves at the           Chief Compliance Officer of Pioneer       None
                       Officer             discretion of the       (Director of Compliance and Senior Counsel
                                           Board.                  from November 2000 to September 2004);
                                                                   Vice President and Associate General
                                                                   Counsel of UAM Fund Services, Inc.
                                                                   mutual fund administration company)
                                                                   from February 1998 to November 2000;
                                                                   and Chief Compliance Officer of all
                                                                   of the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Funds investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

o Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate funds prospectus.

Please consider a funds investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate funds prospectus.

Please consider a funds investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a funds investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap
 Growth Fund
Pioneer Papp America-Pacific
 Rim Fund
Pioneer Papp Small and Mid Cap
 Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
 Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

Asset Allocation
Pioneer Ibbotson Moderate
 Allocation Fund
Pioneer Ibbotson Growth
 Allocation Fund
Pioneer Ibbotson Aggressive
 Allocation Fund


International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund


Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Short Term Income Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund


Money Market
Pioneer Cash Reserves Fund**

 * Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321


Retirement plans information                               1-800-622-0176


Telecommunications Device for the Deaf (TDD)               1-800-225-1997


Write to us:


PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                  www.pioneerfunds.com


Please consider the Funds investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form
N-Q by visiting the Commission's website at http://www.sec.gov.
The filed form may also be viewed and copied at the Commission's
Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $33,500 in 2004 and approximately $22,600 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
November 30, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 in 2004 and $3,600 in 2003.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
November 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Funds independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Funds independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Funds independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Funds
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Funds auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Funds
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Funds auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Funds auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Funds
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Funds auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Funds independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Funds Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Funds Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Funds Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $26,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 25, 2004

* Print the name and title of each signing officer under his or her signature.